Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000167845 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000167845 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000167845 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167845 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000167845 | Palo Alto Networks, Inc.FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167845 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167845 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167845 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167845 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000167845 | Vertiv Holdings Co.FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000167845 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000167845 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000167845 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167845 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167845 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000167845 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000167845 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000167845 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000167845 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000167845 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000167845 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000167845 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000167845 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000167845 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000167845 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167845 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167845 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167845 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000167845 | France
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000167845 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000167845 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000167845 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000167845 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.40%
C000167846 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000167846 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000167846 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167846 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000167846 | Palo Alto Networks, Inc.FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167846 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167846 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167846 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167846 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000167846 | Vertiv Holdings Co.FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000167846 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000167846 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000167846 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167846 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167846 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000167846 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000167846 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000167846 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000167846 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000167846 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000167846 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000167846 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000167846 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000167846 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000167846 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167846 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167846 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167846 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000167846 | France
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000167846 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000167846 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000167846 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000167846 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.40%
C000190736 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000190736 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000190736 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000190736 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190736 | Palo Alto Networks, Inc.FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190736 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190736 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190736 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190736 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190736 | Vertiv Holdings Co.FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190736 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000190736 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000190736 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190736 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000190736 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000190736 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190736 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000190736 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000190736 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000190736 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000190736 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000190736 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000190736 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000190736 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000190736 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190736 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190736 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190736 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000190736 | France
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000190736 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190736 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000190736 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000190736 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.40%
C000167847 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000167847 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000167847 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167847 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000167847 | Palo Alto Networks, Inc.FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167847 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167847 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167847 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167847 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000167847 | Vertiv Holdings Co.FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000167847 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000167847 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000167847 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167847 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167847 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000167847 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000167847 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000167847 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000167847 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000167847 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000167847 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000167847 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000167847 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000167847 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000167847 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167847 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167847 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167847 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000167847 | France
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000167847 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000167847 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000167847 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000167847 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.40%
C000094872 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094872 | adidas AGFR_403197908
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000094872 | Compass Group PLCFR_ACI3985L1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000094872 | Sunbelt Rentals Holdings, Inc.FR_866966104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000094872 | Symrise AGFR_B1JB4K905
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000094872 | Accor SAFR_585284904
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000094872 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000094872 | Reckitt Benckiser Group PLCFR_BSZBP5908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000094872 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094872 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000094872 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000094872 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000094872 | Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000094872 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000094872 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000094872 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000094872 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000094872 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000094872 | IndustryHousehold Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094872 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000094872 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000094872 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000094872 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000094872 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000094872 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000094872 | IndustryTextiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000094872 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000094872 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000094872 | Germany
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000094872 | France
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000094872 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000094872 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000094872 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000094873 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094873 | adidas AGFR_403197908
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000094873 | Compass Group PLCFR_ACI3985L1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000094873 | Sunbelt Rentals Holdings, Inc.FR_866966104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000094873 | Symrise AGFR_B1JB4K905
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000094873 | Accor SAFR_585284904
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000094873 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000094873 | Reckitt Benckiser Group PLCFR_BSZBP5908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000094873 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094873 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000094873 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000094873 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000094873 | Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000094873 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000094873 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000094873 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000094873 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000094873 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000094873 | IndustryHousehold Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094873 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000094873 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000094873 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000094873 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000094873 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000094873 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000094873 | IndustryTextiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000094873 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000094873 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000094873 | Germany
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000094873 | France
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000094873 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000094873 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000094873 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190734 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190734 | adidas AGFR_403197908
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000190734 | Compass Group PLCFR_ACI3985L1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000190734 | Sunbelt Rentals Holdings, Inc.FR_866966104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190734 | Symrise AGFR_B1JB4K905
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190734 | Accor SAFR_585284904
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190734 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190734 | Reckitt Benckiser Group PLCFR_BSZBP5908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190734 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190734 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190734 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000190734 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000190734 | Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000190734 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000190734 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190734 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190734 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190734 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190734 | IndustryHousehold Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190734 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000190734 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000190734 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000190734 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000190734 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000190734 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000190734 | IndustryTextiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000190734 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000190734 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000190734 | Germany
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000190734 | France
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000190734 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000190734 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000190734 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190735 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190735 | adidas AGFR_403197908
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000190735 | Compass Group PLCFR_ACI3985L1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000190735 | Sunbelt Rentals Holdings, Inc.FR_866966104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190735 | Symrise AGFR_B1JB4K905
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190735 | Accor SAFR_585284904
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190735 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190735 | Reckitt Benckiser Group PLCFR_BSZBP5908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190735 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190735 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190735 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000190735 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000190735 | Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000190735 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000190735 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190735 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190735 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190735 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190735 | IndustryHousehold Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190735 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000190735 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000190735 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000190735 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000190735 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000190735 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000190735 | IndustryTextiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000190735 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000190735 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000190735 | Germany
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000190735 | France
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000190735 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000190735 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000190735 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018161 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018161 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018161 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018161 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018161 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018161 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018161 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018161 | Keurig Dr. Pepper, Inc.FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018161 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018161 | Monster Beverage Corp.FR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018161 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000018161 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018161 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018161 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018161 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018161 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018161 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018161 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018161 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018161 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018161 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018161 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018161 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000018161 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018163 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018163 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018163 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018163 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018163 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018163 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018163 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018163 | Keurig Dr. Pepper, Inc.FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018163 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018163 | Monster Beverage Corp.FR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018163 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000018163 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018163 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018163 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018163 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018163 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018163 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018163 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018163 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018163 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018163 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018163 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018163 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000018163 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000190732 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000190732 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000190732 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000190732 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190732 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000190732 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000190732 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190732 | Keurig Dr. Pepper, Inc.FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000190732 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000190732 | Monster Beverage Corp.FR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000190732 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000190732 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190732 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000190732 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000190732 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000190732 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190732 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000190732 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000190732 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000190732 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000190732 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190732 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000190732 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000190732 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018164 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018164 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018164 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018164 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018164 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018164 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018164 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018164 | Keurig Dr. Pepper, Inc.FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018164 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018164 | Monster Beverage Corp.FR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018164 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000018164 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018164 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018164 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018164 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018164 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018164 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018164 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018164 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018164 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018164 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018164 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018164 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000018164 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018172 | iShares Russell 2000 Value ETFFR_464287630
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018172 | Revvity, Inc.FR_714046109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018172 | Sensient Technologies Corp.FR_81725T100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018172 | Carlisle Cos., Inc.FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018172 | Garrett Motion, Inc.FR_366505105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018172 | GATX Corp.FR_361448103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018172 | Cushman & Wakefield Ltd.FR_G2717C106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018172 | Valmont Industries, Inc.FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018172 | Coca-Cola Consolidated, Inc.FR_191098102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018172 | Valvoline, Inc.FR_92047W101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018172 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000018172 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018172 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018172 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018172 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018172 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018172 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018172 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018172 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000018172 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018172 | IndustryExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018172 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018172 | IndustryGas Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018174 | iShares Russell 2000 Value ETFFR_464287630
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018174 | Revvity, Inc.FR_714046109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018174 | Sensient Technologies Corp.FR_81725T100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018174 | Carlisle Cos., Inc.FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018174 | Garrett Motion, Inc.FR_366505105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018174 | GATX Corp.FR_361448103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018174 | Cushman & Wakefield Ltd.FR_G2717C106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018174 | Valmont Industries, Inc.FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018174 | Coca-Cola Consolidated, Inc.FR_191098102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018174 | Valvoline, Inc.FR_92047W101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018174 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000018174 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018174 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018174 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018174 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018174 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018174 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018174 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018174 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000018174 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018174 | IndustryExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018174 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018174 | IndustryGas Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000190733 | iShares Russell 2000 Value ETFFR_464287630
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000190733 | Revvity, Inc.FR_714046109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190733 | Sensient Technologies Corp.FR_81725T100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190733 | Carlisle Cos., Inc.FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190733 | Garrett Motion, Inc.FR_366505105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190733 | GATX Corp.FR_361448103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190733 | Cushman & Wakefield Ltd.FR_G2717C106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190733 | Valmont Industries, Inc.FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190733 | Coca-Cola Consolidated, Inc.FR_191098102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190733 | Valvoline, Inc.FR_92047W101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000190733 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000190733 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000190733 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000190733 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000190733 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000190733 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000190733 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000190733 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190733 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000190733 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190733 | IndustryExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000190733 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190733 | IndustryGas Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000069268 | iShares Russell 2000 Value ETFFR_464287630
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000069268 | Revvity, Inc.FR_714046109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069268 | Sensient Technologies Corp.FR_81725T100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069268 | Carlisle Cos., Inc.FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069268 | Garrett Motion, Inc.FR_366505105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069268 | GATX Corp.FR_361448103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069268 | Cushman & Wakefield Ltd.FR_G2717C106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069268 | Valmont Industries, Inc.FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069268 | Coca-Cola Consolidated, Inc.FR_191098102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069268 | Valvoline, Inc.FR_92047W101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069268 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000069268 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000069268 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000069268 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000069268 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069268 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000069268 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000069268 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069268 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000069268 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069268 | IndustryExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000069268 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069268 | IndustryGas Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%